Real Estate Assets	12 Months Ended
Dec. 31, 2012
Real Estate Assets
5.	Real Estate Assets

As of December 31, 2012 and 2011, real estate assets consisted of the following:

	December 31, 2012	December 31, 2011
Operating real estate assets:
Land and land improvements	$7,929,051	$—
Buildings and improvements	26,507,235	—
Furniture, fixtures and equipment	3,680,334	—
Less: accumulated depreciation	(472,614)	—

Operating real estate assets, net	37,644,006	—
Construction in process, including land	47,097,915	8,952,920

Total real estate, net	$84,741,921	$8,952,920

For the years ended December 31, 2012 and 2011, depreciation expense on the Company’s real estate assets was approximately $0.5 million and $0, respectively